Current Assets - Inventories (Details) - Schedule of Inventories	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of inventories [Abstract]
Finished goods - at cost	$ 621,562	$ 425,149	$ 345,865
Raw materials- at cost	776,575	531,177	518,217
Accrual for slow inventory	(31,502)	(21,547)	(25,424)
Total	$ 1,366,635	$ 934,779	$ 838,658